Exceptional items - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Exceptional Items [abstract]
Exceptional restructuring charges	$ (58)	$ (137)
Acquisition costs business combinations	(23)	(38)
Business and asset disposal	(24)	(21)
Exceptional net finance income/(cost)	1,166	(494)
Exceptional taxes	(5)	45
Exceptional non-controlling interest	$ 12	$ (3)